Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
CIK	dei_EntityCentralIndexKey	0000793597
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 27, 2019
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2019
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A